Net interest income - Geographical areas and product group (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net interest income
Interest income	kr 4,108	kr 6,357	kr 5,366
Lending to Swedish exporters
Net interest income
Interest income	1,921	1,954	1,709
Lending to exporters' customers
Net interest income
Interest income	1,229	1,784	1,665
Remuneration from the CIRR-system	196	192
Liquidity
Net interest income
Interest income	958	2,619	1,992
Sweden
Net interest income
Interest income	1,223	1,281	1,114
Europe except Sweden
Net interest income
Interest income	(166)	1,340	1,288
Countries outside of Europe
Net interest income
Interest income	kr 3,051	kr 3,736	kr 2,964